Note 1 - Summary of Significant Accounting Policies (Details) - Product Warranties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Warranties [Abstract]
Balance at beginning of year	$ 1,170	$ 1,133	$ 1,228
Provision	1,607	1,220	1,394
Claims	(1,611)	(1,183)	(1,489)
Balance at end of year	$ 1,166	$ 1,170	$ 1,133